Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	CompoSecure, Inc.
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001823144
Amendment Description	This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant's Annual Report on Form 10-K filed with the SEC on March 14, 2022.